Lease (Tables)	12 Months Ended
Dec. 31, 2022
Lease [Abstract]
Schedule of Right-of-use asset, net and Current lease Liabilities
(In thousands)	December 31, 2022
Right-of-use asset, net	206
Current lease liabilities	184

Schedule of lease cost
(In thousands)	Year ended December 31, 2022
Operating lease cost	238
Short-term lease cost	1,191
Total	1,429

Schedule of reconciles the undiscounted cash flows
For the year ending December 31	(In thousands)
2023	204
2024	10
Total undiscounted operating lease payments	214
Less: imputed interest	(30)
Present value of operating lease liabilities	184